Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Aztlan Global Stock Selection DM SMID ETF
Shareholder Report [Line Items]
Fund Name	Aztlan Global Stock Selection DM SMID ETF
Class Name	Aztlan Global Stock Selection DM SMID ETF
Trading Symbol	AZTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com/aztd/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com/aztd/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 26.03%. This compares to the 28.23% total return of the Solactive Aztlan Global Developed Markets SMID Cap Index, the 16.33% total return of the benchmark, the S&P 500® Total Return Index, and 12.00% for the MSCI World SMID Cap Index Gross Total Return for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials and Utilities were the leading contributors, while Materials and Consumer Discretionary were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Inveco Group N.V., Celestica Inc, and Swissquote Group Holding SA. Conversely, the leading detractors included Abercrombie & Fitch Co, Methanex Corp, and Alkami Technology Inc.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	1 Year	Since Inception (8/17/2022)
Aztlan Global Stock Selection DM SMID ETF	26.03%	12.10%
Solactive Aztlan Global Developed Markets SMID Cap Index	28.23%	14.42%
S&P 500® Total Return Index	16.33%	16.00%
MSCI World SMID Cap Index Gross Total Return	12.00%	10.02%

Performance Inception Date	Aug. 17, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2024
Updated Performance Information Location [Text Block]	Visit www.aztlanetfs.com/aztd/ for more recent performance information.
Net Assets	$ 30,921,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 208,589
Investment Company, Portfolio Turnover	316.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$30,921
Number of Holdings	52
Total Advisory Fee Paid	$208,589
Portfolio Turnover Rate	316%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025) Sector Breakdown (% total of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Total Net Assets)
SCREEN Holdings Co. Ltd.	2.1
dormakaba Holding AG	2.1
Centrica PLC	2.1
Sterling Infrastructure, Inc.	2.1
Marks & Spencer Group PLC	2.0
JB Hi-Fi Ltd.	2.0
Pandora AS	2.0
Wartsila OYJ Abp	2.0
Swissquote Group Holding SA	2.0
Buzzi SpA	2.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 14, 2024, the Fund made changes to its principal investment strategies in connection with revisions to the index methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index, the Fund's underlying index (the "Index"). The Index methodology was revised to broaden diversification and update its selection approach. The number of holdings increased from 27 to 50, the Index began rebalancing quarterly instead of monthly, and a new “Stable Quality” factor was introduced to guide stock selection. In addition, the prior restriction on investment in Energy sector securities was removed. The Fund's principal investment strategies were updated to incorporate the changes to the Index methodology.

For more complete information, please see the Fund's prospectus.

Material Fund Change Strategies [Text Block]	Effective October 14, 2024, the Fund made changes to its principal investment strategies in connection with revisions to the index methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index, the Fund's underlying index (the "Index"). The Index methodology was revised to broaden diversification and update its selection approach. The number of holdings increased from 27 to 50, the Index began rebalancing quarterly instead of monthly, and a new “Stable Quality” factor was introduced to guide stock selection. In addition, the prior restriction on investment in Energy sector securities was removed. The Fund's principal investment strategies were updated to incorporate the changes to the Index methodology.
Aztlan North America Nearshoring Stock Selection ETF
Shareholder Report [Line Items]
Fund Name	Aztlan North America Nearshoring Stock Selection ETF
Class Name	Aztlan North America Nearshoring Stock Selection ETF
Trading Symbol	NRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com/nrsh/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com/nrsh/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$75	0.76%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of -3.61%. This compares to the -2.01% total return of the Aztlan North America Nearshoring Price Return Index, and the 16.33% total return of the benchmark, the S&P 500® Total Return Index.

From a sector perspective, based on performance attribution to the overall portfolio, Real Estate was the leading contributor, while Industrials was the leading detractor.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Fibra MTY S.A.P.I. De C.V. and Air Transport Services Group Inc. Conversely, the leading detractors included Universal Logistics Holdings Inc and TFI International Inc.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	1 Year	Since Inception 11/29/2023
Aztlan North America Nearshoring Stock Selection ETF	-3.61%	4.14%
Aztlan North America Nearshoring Price Return Index	-2.01%	5.58%
S&P 500® Total Return Index	16.33%	23.61%

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 17, 2025
Updated Performance Information Location [Text Block]	Visit www.aztlanetfs.com/nrsh/ for more recent performance information.
Net Assets	$ 10,059,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 78,163
Investment Company, Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$10,059
Number of Holdings	31
Total Advisory Fee Paid	$78,163
Portfolio Turnover Rate	184%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025) Sector Breakdown (% total of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Total Net Assets)
Matson, Inc.	6.2
SBA Communications Corp.	5.6
Expeditors International of Washington, Inc.	5.6
ArcBest Corp.	5.4
Hub Group, Inc.	5.4
Prologis Property Mexico SA de CV	5.2
Kirby Corp.	5.1
Terreno Realty Corp.	4.9
Dream Industrial Real Estate Investment Trust	4.9
STAG Industrial, Inc.	4.8

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 17, 2025, the Fund made changes to its principal investment strategies in connection with revisions to the index methodology for the Aztlan North America Nearshoring Price Return Index, the Fund's underlying index (the "Index"). The Index methodology was revised to refine its selection approach and better capture companies expected to benefit from the nearshoring trend in North America. The Index now uses a rules-based framework to identify nearshoring beneficiaries, narrows the eligible universe to 70 companies annually using a factor-based model, and requires a minimum trading volume threshold. In addition, constituents are now equally weighted at each rebalance. The Fund's principal investment strategies were updated to incorporate the changes to the Index methodology. For more complete information, please see the Fund’s prospectus.

Material Fund Change Strategies [Text Block]	Effective August 17, 2025, the Fund made changes to its principal investment strategies in connection with revisions to the index methodology for the Aztlan North America Nearshoring Price Return Index, the Fund's underlying index (the "Index"). The Index methodology was revised to refine its selection approach and better capture companies expected to benefit from the nearshoring trend in North America. The Index now uses a rules-based framework to identify nearshoring beneficiaries, narrows the eligible universe to 70 companies annually using a factor-based model, and requires a minimum trading volume threshold. In addition, constituents are now equally weighted at each rebalance. The Fund's principal investment strategies were updated to incorporate the changes to the Index methodology.